Long-term investments - Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Investments [Line Items]
Revenue	$ 12,498	$ 14,109	$ 19,821	$ 28,537
Gross profit	842	2,359	2,377	1,817
Operating expenses:
Research and development	1,574	3,460	2,867	7,809
General and administrative	4,106	5,720	6,778	12,915
Sales and marketing	290	962	733	2,083
Foreign exchange gain	(4,224)	(141)	(5,427)	1,795
Depreciation and amortization	106	98	214	456
Operating expenses	1,852	10,099	5,165	25,058
Loss from continuing operations	(1,010)	(7,740)	(2,788)	(23,241)
Interest income, net of bank charges	(147)	95	502	21
Income (loss) before income taxes	(5,009)	4,231	(10,214)	(11,659)
Income tax (recovery) expense	44	85	134	216
Net income (loss) for the period	(34,344)	5,817	(36,795)	(7,831)
Cespira Joint Venture
Schedule of Investments [Line Items]
Revenue	12,020	4,059	28,819	4,059
Cost of revenue	13,946	3,901	30,230	3,901
Gross profit	(1,926)	158	(1,411)	158
Operating expenses:
Research and development	1,888	1,121	4,890	1,121
General and administrative	2,692	715	5,419	715
Sales and marketing	322	69	618	69
Foreign exchange gain	(845)	0	(88)	0
Depreciation and amortization	860	265	1,590	265
Operating expenses	4,917	2,170	12,429	2,170
Loss from continuing operations	(6,843)	(2,012)	(13,840)	(2,012)
Interest income, net of bank charges	25	0	32	0
Income (loss) before income taxes	(6,818)	(2,012)	(13,808)	(2,012)
Income tax (recovery) expense	(72)	4	(64)	4
Net income (loss) for the period	$ (6,746)	$ (2,016)	$ (13,744)	$ (2,016)